UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

HORIZON TECHNOLOGY FINANCE CORPORATION

(Exact Name of Registrant as Specified in its Charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2022 to December 31, 2022.

Date of Report (Date of earliest event reported): February 7, 2023

Commission File Number of securitizer: 025-01538

Central Index Key Number of securitizer: 0001487428

         Robert D. Pomeroy, Jr., (860) 676-8654

(Name and telephone number, including area code,

of the person to contact in connection with this filing.)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2).

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

(Name and telephone number, including area code,

of the person to contact in connection with this filing.)

INFORMATION TO BE INCLUDED IN THE REPORT

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not applicable.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), Horizon Technology Finance Corporation has indicated by check mark that there is no activity to report for the calendar year ended December 31, 2022.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Not applicable.

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 7, 2023	Horizon Technology Finance Corporation
(Securitizer)

By: /s/Robert D. Pomeroy, Jr.
Robert D. Pomeroy, Jr.
Chief Executive Officer